DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Major Classification of Deposits

The major classifications of deposits are as follows:

	December 31,
	2019	2018
Noninterest-bearing demand	$67,171,224	$67,777,110
Interest-bearing demand	80,001,030	75,432,476
Savings	49,939,128	1,228,519
Certificates of deposit of $250,000 or more	11,833,279	11,891,660
Other certificates of deposit	44,114,406	53,205,583

	$253,059,067	$209,535,348

Summary of Contractual Maturities of Certificate of Deposits	The scheduled maturities of time deposits at December 31, 2019 are as follows:

2020	$43,662,094
2021	7,639,181
2022	3,391,251
2023	1,103,159
2024	152,000

$55,947,685